Impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020
Impairment losses
Impairment losses (note 4)		€ 1,685
Goodwill.
Impairment losses
Management plans period (in years)	5 years
Spain.
Impairment losses
Impairment losses (note 4)		840
Ireland
Impairment losses
Impairment losses (note 4)		630
Romania.
Impairment losses
Impairment losses (note 4)		110
Vodafone Automotive
Impairment losses
Impairment losses (note 4)		€ 105